Share-based payment arrangements - Long term incentive plan 2015 (Equity-settled) (Details) - shares		12 Months Ended
	Feb. 12, 2015	Dec. 31, 2018	Dec. 31, 2016
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of stock obtained by beneficiaries			60.00%
Number of instruments (in shares)	65,433
Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (in shares)		1,750,000
Long term incentive plan 2015 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of stock obtained by beneficiaries			40.00%
Vesting period			3 years
Number of instruments (in shares)	236,590
Long term incentive plan 2015 | Key management personnel of entity or parent | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		13 years
Long term incentive plan 2015 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of stock obtained by beneficiaries			60.00%
Number of instruments (in shares)	65,433